INTANGIBLE ASSETS AND GOODWILL, Indefinite Useful Life Intangible Assets and Goodwill (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Member]
Cash Generating Units [Abstract]
Indefinite useful life intangible assets and goodwill	$ 35,818	$ 0	$ 0
Goodwill [Member] | Tydal Data Center AS [Member]
Cash Generating Units [Abstract]
Indefinite useful life intangible assets and goodwill	4,389
Goodwill [Member] | Troll Housing AS [Member]
Cash Generating Units [Abstract]
Indefinite useful life intangible assets and goodwill	10,062
Goodwill [Member] | FreeChain [Member]
Cash Generating Units [Abstract]
Indefinite useful life intangible assets and goodwill	21,367
Rights to Electrical Capacity [Member]
Cash Generating Units [Abstract]
Indefinite useful life intangible assets and goodwill	22,429
Rights to Electrical Capacity [Member] | Tydal Data Center AS [Member]
Cash Generating Units [Abstract]
Indefinite useful life intangible assets and goodwill	14,285
Rights to Electrical Capacity [Member] | Troll Housing AS [Member]
Cash Generating Units [Abstract]
Indefinite useful life intangible assets and goodwill	8,144
Rights to Electrical Capacity [Member] | FreeChain [Member]
Cash Generating Units [Abstract]
Indefinite useful life intangible assets and goodwill	$ 0